Average Annual Total Returns{- Fidelity® U.S. Bond Index Fund} - 08.31 Fidelity U.S. Bond Index Fund PRO-08 - Fidelity® U.S. Bond Index Fund	Fidelity U.S. Bond Index Fund Return Before Taxes Past 1 year	Fidelity U.S. Bond Index Fund Return Before Taxes Past 5 years	Fidelity U.S. Bond Index Fund Return Before Taxes Past 10 years	Fidelity U.S. Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity U.S. Bond Index Fund After Taxes on Distributions Past 5 years	Fidelity U.S. Bond Index Fund After Taxes on Distributions Past 10 years	Fidelity U.S. Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity U.S. Bond Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity U.S. Bond Index Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	(1.79%)	3.52%	2.86%	(2.57%)	2.44%	1.77%	(1.02%)	2.25%	1.73%	(1.54%)	3.57%	2.90%